Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000151117 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000151117 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000151117 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000151117 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000151117 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000151117 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000151117 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000151117 | Commonwealth of Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151117 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151117 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151117 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000151117 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000151117 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000151117 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000151117 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000151117 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151117 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151117 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000151117 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000151118 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000151118 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000151118 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000151118 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000151118 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000151118 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000151118 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000151118 | Commonwealth of Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151118 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151118 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151118 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000151118 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000151118 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000151118 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000151118 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000151118 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151118 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151118 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000151118 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159134 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000159134 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000159134 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159134 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159134 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159134 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159134 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159134 | Commonwealth of Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159134 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159134 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159134 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000159134 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000159134 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000159134 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000159134 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159134 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159134 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159134 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159134 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219340 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219340 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000219340 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219340 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219340 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219340 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219340 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219340 | Commonwealth of Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219340 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219340 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219340 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000219340 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000219340 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000219340 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000219340 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219340 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219340 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219340 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219340 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%